Leases - Schedule of Cash Outflows in Financing Activity for Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule Of Cash Outflows In Financing Activity For Leases Abstract
Principal element of lease payments	¥ 5,499	$ 753	¥ 7,231	¥ 6,834
Related interest paid	564		714	388
Total	¥ 6,063		¥ 7,945	¥ 7,222